Feb. 28, 2025
Innovator Buffer Step-Up Strategy ETF
Innovator Buffer Step-Up Strategy ETF™
Investment Objective

The Fund seeks to provide investors with investment exposure to the price return of the SPDR® S&P 500® ETF Trust, subject to potential investment gains up to a limit (prior to taking into account management fees and other fees), while providing the potential for downside protection against investment losses up to a limit (prior to taking into account management fees and other fees).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Innovator Buffer Step-Up Strategy ETF Innovator Buffer Step-Up Strategy ETF
Management Fees	0.89%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.89%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Expense Example	1 Year	3 Years	5 Years	10 Years
Innovator Buffer Step-Up Strategy ETF | Innovator Buffer Step-Up Strategy ETF | USD ($)	91	284	493	1,096

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide risk-managed investment exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). The Fund seeks to achieve its investment objective by investing substantially all of its assets in exchange-traded options contracts on the Underlying ETF (the “Options Portfolio”). The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). Through the Options Portfolio, the Fund will seek to participate in the price return of the Underlying ETF, subject to investment gains up to a limit (prior to taking into account management fees and other fees), and provide protection against Underlying ETF losses up to a limit (prior to taking into account management fees and other fees). The Sub-Adviser will actively monitor the performance of the Options Portfolio and, as described below, rebalance or “step-up” the portfolio to protect capital or capture portfolio gains experienced by the Fund, depending on its evaluation of market conditions. There is no guarantee the Fund will be successful in implementing this strategy.

The Underlying ETF is an exchange-traded unit investment trust that uses a full replication strategy, meaning it invests entirely in the S&P 500® Index. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index, which includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans over 24 separate industry groups. The S&P 500® Index is rebalanced quarterly and reconstituted annually. Through its Options Portfolio, the Fund will have exposure to companies in the information technology sector. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF.

An option contract gives the purchaser of the option, in exchange for the premium paid, the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”) on a specified date (the “expiration date”). The Fund intends to implement its investment strategy through an Options Portfolio comprised of FLexible EXchange® Options (“FLEX Options”) that reference the Underlying ETF with one-year expiration dates. The Fund’s NAV is dependent on the value of the FLEX Options, which is based principally upon the price of the Underlying ETF and the time remaining until the expiration date of the FLEX Options. As the price of the Underlying ETF changes and time moves towards the expiration date of the FLEX Options (the final day of the one-year term of the FLEX Options), the value of the FLEX Options, and therefore the Fund’s NAV, will change. The Sub-Adviser seeks to specifically select the strike price for each FLEX Option contract such that if the FLEX Options were exercised on the expiration date, the Fund’s NAV would be provided with downside protection (the “Buffer”) and a maximum gain potential on the price return of the Underlying ETF. The Buffer seeks to provide protection against the first 9% of Underlying ETF losses over the duration of its one-year contract. At the one-year expiration or step-up reset of the Options Portfolio, the Sub-Adviser will purchase an Options Portfolio that seeks to provide for a Buffer of 9% of Underlying ETF losses over the duration of the new one-year expiration date. There is no guarantee that the Sub-Adviser will be successful in its attempt to provide a Buffer. The maximum gain potential and the Buffer of Underlying ETF performance that the Options Portfolio seeks to provide are prior to taking into account annual Fund management fees, transaction fees and any extraordinary expenses incurred by the Fund. These expenses will have the effect of reducing the maximum gain potential amount and Buffer amount experienced by shareholders.

Please note, as further described below, the Fund does not expect that the Options Portfolio will be held until the expiration date of the FLEX Options. Instead, the Sub-Adviser will seek to opportunistically manage the Fund’s investment exposure by periodically terminating its FLEX Options investments earlier than its one-year expiration date and immediately reset the Fund’s Options Portfolio for a new one-year period. Both the maximum gain potential and the sought-after Buffer are measured from the price of the Underlying ETF at the time the FLEX Option contracts are into by the Fund and has the potential to be fully provided only at the expiration date of its one-year options contracts. As a result, the degree to which a shareholder may benefit from the Fund’s potential for participating in the price return of the Underlying ETF and the Buffer against Underlying ETF losses will depend on the time at which the investor purchases Shares of the Fund and the Sub-Adviser’s determination of when to reset the Options Portfolio.

The Fund does not pursue a “defined outcome” strategy. Defined outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security over a specific period of time (e.g., one year). The Fund does not seek to achieve the full one-year investment outcomes of the Options Portfolio and will not seek to provide a set level of investment outcomes over a stated time period. Unlike other ETFs that utilize a defined outcome investment strategy, the Fund does not seek to provide shareholders with a set Buffer percentage and maximum upside potential over any specified time period. Shareholders will experience investment results that are very different than if the Fund held the Options Portfolio for its contract duration.

Step-Up Strategy

The Fund’s “step-up” investment strategy seeks to help a Fund’s shareholder offset the timing risks inherent in owning an options package for one year. The successful implementation of the step-up investment strategy is not guaranteed. As explained further below, the Options Portfolio seeks to track the price performance of the Underlying ETF, subject to the sought-after Buffer and maximum upside performance potential that are established upon the execution of the option contracts. As a result of the performance of the FLEX Options contracts during the term of the options contract (the value of which is derived from, in part, the value of the Underlying ETF’s share price), the Fund may have little or no upside available for the remainder of the options contract term, because the Underlying ETF’s share price has increased in value to a point at or near the strike price of the sold options, or little or no ability to benefit from the Buffer, because the Underlying ETF’s share price has decreased in value by more than the downside protection. With the step-up investment strategy, the Fund may, at the end of each month, sell the then-current Options Portfolio and immediately enter into new FLEX Options contracts that establish a new one-year duration. In doing so, the Fund will continue to have the potential to increase in a market environment where the value of the Underlying ETF is steadily increasing. Likewise, the Fund will have the potential to derive continued benefit from a Buffer in a market environment where the Underlying ETF is steadily decreasing, as it will have the ability to reset the Options Portfolio at the end of each month for a new 9% Buffer of Underlying ETF losses that the Options Portfolio seeks to protect over the duration of each one-year contract term. The ability to provide downside protection as part of the implementation of the Fund’s step-up investment strategy may not be successful.

For the duration of the Fund’s existing Options Portfolio, the Sub-Adviser will actively review the performance of the Fund at each month-end to determine whether to step-up the Options Portfolio. The Sub-Adviser will consider the price movements of the Underlying ETF, the changes in the Fund’s NAV, market volatility, time remaining until the expiration of the FLEX Options contracts and strike prices of the replacement FLEX Options contracts when evaluating whether to reset the Options Portfolio. To the extent the Fund’s NAV increases (generally a range from 2% to 6%) or decreases (generally a range from -1% to -5%) from the Fund’s NAV at the commencement of the term of the existing Options Portfolio, the Sub-Adviser will seek to realize any gains experienced by the Fund or Buffer used by the Fund by resetting the Fund’s Options Portfolio and, in doing so, “step-up” the Fund’s upside potential and Buffer. The Sub-Adviser will also purchase and sell FLEX Options over the course of the month that have the same or similar terms (i.e., strike price and expiration date) as the then-current Options Portfolio as necessary to manage any creations or redemptions of “Creation Units” (as defined below). The Fund’s step-up investment strategy is expected to cause the Fund to have a higher portfolio turnover rate than funds that do not actively reset its options portfolio prior to expiration.

The following chart contains a hypothetical illustration of the Fund’s step-up mechanism. The chart is provided for illustrative purposes only. There is no guarantee that the Fund will be successful in its attempt to step-up the Fund’s Options Portfolio. The chart is not intended to predict or project the performance or operationality of the Fund.

Options Portfolio

The Fund will invest in an Options Portfolio consisting of FLEX Options that reference the Underlying ETF with rotating expiration dates of approximately one year. The Options Portfolio is designed to produce investment outcomes only for the duration of its one-year options contracts and not for any different period of time. As described above, the Fund does not seek to achieve the full one-year investment outcomes of the Options Portfolio, as the Sub-Adviser intends to opportunistically reset the Options Portfolio prior to the one-year expiration date of the FLEX Options.

The Sub-Adviser seeks to specifically select the strike price for each FLEX Option contract such that if the FLEX Options were exercised on the expiration date (the final day of the one-year term), the Fund’s NAV would be subject to the Buffer and maximum gains on the performance of the Underlying ETF’s share price over the duration of the options contract, as follows:

•   In the event that the Underlying ETF decreases in value by less than 9% over the duration of the Options Portfolio, the Options Portfolio seeks to provide investment return of 0%.

•   In the event that the Options Portfolio decreases in value by more than 9% over the duration of the Options Portfolio, the Options Portfolio seeks to provide investment return that is 9% less than the return experienced by the Underlying ETF.

•   In the event that the Underlying ETF increases in value over the duration of the Options Portfolio, the Options Portfolio seeks to provide investment returns that match the performance of the Underlying ETF, up to a maximum percentage return the Fund can achieve for the duration of the Options Portfolio, which is dependent on prevailing market conditions at the times the Fund enters into the FLEX Options.

While it is very unlikely that the Options Portfolio will be held until the expiration date of the FLEX Options, changes in the value of the Options Portfolio will impact the Fund’s NAV. The Fund’s NAV is dependent on the value of the FLEX Options, which is based principally upon the price of the Underlying ETF and the time remaining until the expiration date of the FLEX Options. As the price of the Underlying ETF changes and time moves towards the expiration date of the FLEX Options, the value of the FLEX Options, and therefore the Fund’s NAV, will change. The Sub-Adviser anticipates the Fund’s NAV will move in the same direction as the price movements of the Underlying ETF. However there is no guarantee that the Fund’s NAV will move in the same direction as the price movements of the Underlying ETF and it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns experienced by the Underlying ETF. A component of an option’s value is the number of days remaining until its expiration date. The amount of time remaining until the option contract’s expiration date affects the impact of the Buffer on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying ETF will result in changes to the Fund’s NAV, the Sub-Adviser generally anticipates that the rate of change in the Fund’s NAV will be less than that experienced by the Underlying ETF until the expiration date of the options contracts.

Because the Fund’s investment strategy is not designed to hold the Options Portfolio to its expiration date, shareholders will experience investment results that are very different than if the Fund held the Options Portfolio for its contract duration. Shareholders may realize losses on price decreases of the Underlying ETF of less than the 9% Buffer and may lose their entire investment. These potential losses are possible even if a shareholder remained in the Fund for a one-year period after an Options Portfolio was established, as it is likely that the Options Portfolio will reset during that time.

The Options Portfolio is designed to protect against Underlying ETF losses and provide for maximum gain potential based upon the price of the Underlying ETF at the time the FLEX Option contracts are into by the Fund. The Sub-Adviser will seek to realize gains experienced by the Fund (which are limited to the maximum gain potential) due to price movements of the Underlying ETF or realize the Buffer used by the Fund due to price movements of the Underlying ETF by resetting the Fund’s Options Portfolio and the Fund’s upside potential and Buffer. However, the degree to which a shareholder may benefit from the Options Portfolio’s Underlying ETF upside potential and Buffer against Underlying ETF losses will depend on the time at which the investor purchases Shares of the Fund. At any given time after Sub-Adviser resets the Options Portfolio there may be limited upside potential or Buffer remaining due to the price performance of the Underlying ETF (and therefore, the value of the FLEX Options). If the price of the Underlying ETF is near or has exceeded the strike prices of the Fund’s Options Portfolio, such investor may have little to no upside potential until if and when the Sub-Adviser determines to step-up the Fund’s Options Portfolio, and would still remain vulnerable to significant downside risk before the sought-after protection from the Buffer began. Similarly, if the Underlying ETF has decreased in price significantly to equal or exceed the Fund’s anticipated Buffer, the shareholder would also remain vulnerable to significant downside risk and would receive no benefit from the Buffer. If a shareholder purchases Shares after the Buffer has been used and prior to the Fund resetting its Options Portfolio, a shareholder may lose their entire investment.

General Information About FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk.

The Fund’s FLEX Options reference the Underlying ETF and are cash-settled. Cash-settled options give the Fund the right to receive the cash value of the Underlying ETF’s share price (for purchased call options), the right to deliver the cash value of the Underlying ETF’s share price (for purchased put options), the obligation to deliver the cash value of the Underlying ETF’s share price (for sold call options) and the obligation to receive the cash value of the Underlying ETF’s share price (for sold put options). The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date.

To the extent the Underlying ETF is considered to be concentrated (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate to approximately the same extent. As of the date of this prospectus, through its investment in the Underlying ETF Portfolio and its usage of FLEX Options, the Fund has significant exposure to the information technology sector.

The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks
Performance

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compared to those of a broad-based market index. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

Calendar Year Total Returns as of 12/31

The Fund’s highest quarterly return was 7.73% (quarter ended December 31, 2023) and the Fund’s lowest quarterly return was (2.42)% (quarter ended September 30, 2023).
Average Annual Total Return as of December 31, 2024
Average Annual Returns - Innovator Buffer Step-Up Strategy ETF	Label	1 Year	Since Inception	Inception Date
Innovator Buffer Step-Up Strategy ETF	Return Before Taxes	17.06%	9.98%	Mar. 07, 2022
Innovator Buffer Step-Up Strategy ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	17.06%	9.98%	Mar. 07, 2022
Innovator Buffer Step-Up Strategy ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	10.10%	7.75%	Mar. 07, 2022
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.45%	Mar. 07, 2022
S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)	23.31%	12.68%	Mar. 07, 2022

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.